Significant Accounting Policies - Line of Business Financial Performance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 13,035	$ 12,585
Net interest income (taxable-equivalent basis), Percent change	3.60%
Noninterest income	$ 9,572	9,260
Noninterest income, Percent change	3.40%
Securities gains (losses), net	$ 30	57	$ 22
Securities gains (losses), net, Percent change	(47.40%)
Total net revenue	$ 22,637	21,902
Total net revenue, Percent change	3.40%
Noninterest expense, Percent change	(2.50%)
Other intangibles, Percent change	(8.00%)
Total noninterest expense, Percent change	(2.50%)
Income before provision and income taxes, Percent change	11.60%
Provision for credit losses, Percent change	(0.80%)
Income before income taxes, Percent change	13.90%
Income taxes and taxable-equivalent adjustment, Percent change	13.70%
Net income, Percent change	13.90%
Net (income) loss attributable to noncontrolling interests, Percent change	20.00%
Net income attributable to U.S. Bancorp, Percent change	14.10%
Noninterest expense	$ 12,303	12,615
Other intangibles	161	175	179
Total noninterest expense	12,464	12,790	11,527
Income before provision and income taxes	10,173	9,112
Provision for credit losses	1,379	1,390	1,324
Income before income taxes	8,794	7,722
Income taxes and taxable-equivalent adjustment	1,670	1,469
Net income	7,124	6,253	5,944
Net (income) loss attributable to noncontrolling interests	(28)	(35)	(56)
Net income attributable to U.S. Bancorp	7,096	6,218	$ 5,888
Average Balance Sheet
Commercial	$ 98,854	95,904
Commercial, Percent change	3.10%
Commercial real estate	$ 39,977	42,077
Commercial real estate, Percent change	(5.00%)
Residential mortgages	$ 61,893	58,784
Residential mortgages, Percent change	5.30%
Credit card	$ 21,672	20,906
Credit card, Percent change	3.70%
Other retail	$ 56,136	55,416
Other retail, Percent change	1.30%
Total loans, excluding covered loans	$ 278,532	273,087
Total loans, excluding covered loans, Percent change	2.00%
Covered loans	$ 2,169	3,450
Covered loans, Percent change	(37.10%)
Total loans	$ 280,701	276,537
Total loans, Percent change	1.50%
Goodwill, Percent change	0.80%
Other intangible assets, Percent change	6.20%
Assets, Percent change	1.90%
Noninterest-bearing deposits, Percent change	(4.60%)
Interest checking, Percent change	3.20%
Savings products, Percent change	(2.30%)
Time deposits, Percent change	14.50%
Total U.S. Bancorp shareholders' equity, Percent change	2.60%
Goodwill	$ 9,439	9,361
Other intangible assets	3,433	3,234
Assets	457,014	448,582
Noninterest-bearing deposits	78,196	81,933
Interest checking	70,154	67,953
Savings products	146,445	149,869
Time deposits	38,667	33,759
Total deposits	333,462	333,514
Total U.S. Bancorp shareholders' equity	50,391	49,097
Corporate and Commercial Banking [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 2,938	2,905
Net interest income (taxable-equivalent basis), Percent change	1.10%
Noninterest income	$ 844	915
Noninterest income, Percent change	(7.80%)
Securities gains (losses), net		(3)
Total net revenue	$ 3,782	3,817
Total net revenue, Percent change	(0.90%)
Noninterest expense, Percent change	1.70%
Total noninterest expense, Percent change	1.70%
Income before provision and income taxes, Percent change	(2.70%)
Income before income taxes, Percent change	(6.20%)
Income taxes and taxable-equivalent adjustment, Percent change	(35.50%)
Net income, Percent change	10.60%
Net income attributable to U.S. Bancorp, Percent change	10.60%
Noninterest expense	$ 1,578	1,552
Other intangibles	4	4
Total noninterest expense	1,582	1,556
Income before provision and income taxes	2,200	2,261
Provision for credit losses	65	(14)
Income before income taxes	2,135	2,275
Income taxes and taxable-equivalent adjustment	534	828
Net income	1,601	1,447
Net income attributable to U.S. Bancorp	1,601	1,447
Average Balance Sheet
Commercial	$ 75,010	73,483
Commercial, Percent change	2.10%
Commercial real estate	$ 18,869	20,452
Commercial real estate, Percent change	(7.70%)
Residential mortgages	$ 6	6
Other retail	1
Total loans, excluding covered loans	$ 93,886	93,941
Total loans, excluding covered loans, Percent change	(0.10%)
Total loans	$ 93,886	93,941
Total loans, Percent change	(0.10%)
Other intangible assets, Percent change	(15.40%)
Assets, Percent change	0.30%
Noninterest-bearing deposits, Percent change	(8.20%)
Interest checking, Percent change	1.00%
Savings products, Percent change	(8.50%)
Time deposits, Percent change	11.30%
Total deposits, Percent change	(4.50%)
Total U.S. Bancorp shareholders' equity, Percent change	6.00%
Goodwill	$ 1,647	1,647
Other intangible assets	11	13
Assets	102,834	102,528
Noninterest-bearing deposits	33,074	36,030
Interest checking	10,046	9,950
Savings products	41,889	45,764
Time deposits	17,966	16,136
Total deposits	102,975	107,880
Total U.S. Bancorp shareholders' equity	10,465	9,870
Consumer and Business Banking [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 6,164	5,832
Net interest income (taxable-equivalent basis), Percent change	5.70%
Noninterest income	$ 2,302	2,386
Noninterest income, Percent change	(3.50%)
Total net revenue	$ 8,466	8,218
Total net revenue, Percent change	3.00%
Noninterest expense, Percent change	3.20%
Other intangibles, Percent change	(10.00%)
Total noninterest expense, Percent change	3.10%
Income before provision and income taxes, Percent change	2.90%
Provision for credit losses, Percent change	(31.20%)
Income before income taxes, Percent change	7.00%
Income taxes and taxable-equivalent adjustment, Percent change	(26.50%)
Net income, Percent change	26.20%
Net income attributable to U.S. Bancorp, Percent change	26.20%
Noninterest expense	$ 5,217	5,056
Other intangibles	27	30
Total noninterest expense	5,244	5,086
Income before provision and income taxes	3,222	3,132
Provision for credit losses	232	337
Income before income taxes	2,990	2,795
Income taxes and taxable-equivalent adjustment	748	1,018
Net income	2,242	1,777
Net income attributable to U.S. Bancorp	2,242	1,777
Average Balance Sheet
Commercial	$ 9,855	9,980
Commercial, Percent change	(1.30%)
Commercial real estate	$ 16,272	16,702
Commercial real estate, Percent change	(2.60%)
Residential mortgages	$ 58,549	55,939
Residential mortgages, Percent change	4.70%
Other retail	$ 53,990	53,199
Other retail, Percent change	1.50%
Total loans, excluding covered loans	$ 138,666	135,820
Total loans, excluding covered loans, Percent change	2.10%
Covered loans	$ 2,169	3,445
Covered loans, Percent change	(37.00%)
Total loans	$ 140,835	139,265
Total loans, Percent change	1.10%
Goodwill, Percent change	(0.70%)
Other intangible assets, Percent change	7.80%
Assets, Percent change	1.00%
Noninterest-bearing deposits, Percent change	(0.60%)
Interest checking, Percent change	6.10%
Savings products, Percent change	1.60%
Time deposits, Percent change	3.30%
Total deposits, Percent change	2.80%
Total U.S. Bancorp shareholders' equity, Percent change	6.10%
Goodwill	$ 3,605	3,632
Other intangible assets	2,953	2,740
Assets	155,290	153,815
Noninterest-bearing deposits	27,526	27,680
Interest checking	50,135	47,231
Savings products	61,484	60,496
Time deposits	13,321	12,894
Total deposits	152,466	148,301
Total U.S. Bancorp shareholders' equity	11,816	11,133
Wealth Management and Investment Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 1,122	1,007
Net interest income (taxable-equivalent basis), Percent change	11.40%
Noninterest income	$ 1,748	1,643
Noninterest income, Percent change	6.40%
Total net revenue	$ 2,870	2,650
Total net revenue, Percent change	8.30%
Noninterest expense, Percent change	10.10%
Other intangibles, Percent change	(20.00%)
Total noninterest expense, Percent change	9.70%
Income before provision and income taxes, Percent change	6.00%
Income before income taxes, Percent change	6.10%
Income taxes and taxable-equivalent adjustment, Percent change	(26.60%)
Net income, Percent change	24.80%
Net income attributable to U.S. Bancorp, Percent change	24.80%
Noninterest expense	$ 1,780	1,617
Other intangibles	16	20
Total noninterest expense	1,796	1,637
Income before provision and income taxes	1,074	1,013
Provision for credit losses	(2)	(1)
Income before income taxes	1,076	1,014
Income taxes and taxable-equivalent adjustment	270	368
Net income	806	646
Net income attributable to U.S. Bancorp	806	646
Average Balance Sheet
Commercial	$ 3,779	3,436
Commercial, Percent change	10.00%
Commercial real estate	$ 520	511
Commercial real estate, Percent change	1.80%
Residential mortgages	$ 3,333	2,831
Residential mortgages, Percent change	17.70%
Other retail	$ 1,740	1,755
Other retail, Percent change	(0.90%)
Total loans, excluding covered loans	$ 9,372	8,533
Total loans, excluding covered loans, Percent change	9.80%
Total loans	$ 9,372	8,533
Total loans, Percent change	9.80%
Goodwill, Percent change	0.10%
Other intangible assets, Percent change	(22.20%)
Assets, Percent change	5.90%
Noninterest-bearing deposits, Percent change	(5.60%)
Interest checking, Percent change	(7.50%)
Savings products, Percent change	(1.80%)
Time deposits, Percent change	(3.70%)
Total deposits, Percent change	(3.50%)
Total U.S. Bancorp shareholders' equity, Percent change	2.20%
Goodwill	$ 1,618	1,617
Other intangible assets	63	81
Assets	12,445	11,750
Noninterest-bearing deposits	14,011	14,846
Interest checking	9,929	10,729
Savings products	42,223	42,978
Time deposits	3,858	4,008
Total deposits	70,021	72,561
Total U.S. Bancorp shareholders' equity	2,475	2,421
Payment Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 2,445	2,403
Net interest income (taxable-equivalent basis), Percent change	1.70%
Noninterest income	$ 3,601	3,368
Noninterest income, Percent change	6.90%
Total net revenue	$ 6,046	5,771
Total net revenue, Percent change	4.80%
Noninterest expense, Percent change	8.00%
Other intangibles, Percent change	(5.80%)
Total noninterest expense, Percent change	7.40%
Income before provision and income taxes, Percent change	2.30%
Provision for credit losses, Percent change	(0.10%)
Income before income taxes, Percent change	3.70%
Income taxes and taxable-equivalent adjustment, Percent change	(28.60%)
Net income, Percent change	22.10%
Net income attributable to U.S. Bancorp, Percent change	23.40%
Noninterest expense	$ 2,875	2,662
Other intangibles	114	121
Total noninterest expense	2,989	2,783
Income before provision and income taxes	3,057	2,988
Provision for credit losses	1,081	1,082
Income before income taxes	1,976	1,906
Income taxes and taxable-equivalent adjustment	495	693
Net income	1,481	1,213
Net (income) loss attributable to noncontrolling interests		(13)
Net income attributable to U.S. Bancorp	1,481	1,200
Average Balance Sheet
Commercial	$ 9,026	8,082
Commercial, Percent change	11.70%
Credit card	$ 21,672	20,906
Credit card, Percent change	3.70%
Other retail	$ 404	459
Other retail, Percent change	(12.00%)
Total loans, excluding covered loans	$ 31,102	29,447
Total loans, excluding covered loans, Percent change	5.60%
Total loans	$ 31,102	29,447
Total loans, Percent change	5.60%
Goodwill, Percent change	4.20%
Other intangible assets, Percent change	1.50%
Assets, Percent change	5.40%
Noninterest-bearing deposits, Percent change	6.00%
Savings products, Percent change	4.90%
Time deposits, Percent change	50.00%
Total deposits, Percent change	6.00%
Total U.S. Bancorp shareholders' equity, Percent change	5.60%
Goodwill	$ 2,569	2,465
Other intangible assets	406	400
Assets	36,916	35,009
Noninterest-bearing deposits	1,099	1,037
Savings products	107	102
Time deposits	3	2
Total deposits	1,209	1,141
Total U.S. Bancorp shareholders' equity	6,629	6,275
Treasury and Corporate Support [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 366	438
Net interest income (taxable-equivalent basis), Percent change	(16.40%)
Noninterest income	$ 1,077	948
Noninterest income, Percent change	13.60%
Securities gains (losses), net	$ 30	60
Securities gains (losses), net, Percent change	(50.00%)
Total net revenue	$ 1,473	1,446
Total net revenue, Percent change	1.90%
Noninterest expense, Percent change	(50.60%)
Total noninterest expense, Percent change	(50.60%)
Income taxes and taxable-equivalent adjustment, Percent change	73.80%
Net income, Percent change	(15.00%)
Net (income) loss attributable to noncontrolling interests, Percent change	(27.30%)
Net income attributable to U.S. Bancorp, Percent change	(15.90%)
Noninterest expense	$ 853	1,728
Total noninterest expense	853	1,728
Income before provision and income taxes	620	(282)
Provision for credit losses	3	(14)
Income before income taxes	617	(268)
Income taxes and taxable-equivalent adjustment	(377)	(1,438)
Net income	994	1,170
Net (income) loss attributable to noncontrolling interests	(28)	(22)
Net income attributable to U.S. Bancorp	966	1,148
Average Balance Sheet
Commercial	$ 1,184	923
Commercial, Percent change	28.30%
Commercial real estate	$ 4,316	4,412
Commercial real estate, Percent change	(2.20%)
Residential mortgages	$ 5	8
Residential mortgages, Percent change	(37.50%)
Other retail	$ 1	3
Other retail, Percent change	(66.70%)
Total loans, excluding covered loans	$ 5,506	5,346
Total loans, excluding covered loans, Percent change	3.00%
Covered loans		5
Total loans	$ 5,506	5,351
Total loans, Percent change	2.90%
Assets, Percent change	2.80%
Noninterest-bearing deposits, Percent change	6.20%
Interest checking, Percent change	2.30%
Savings products, Percent change	40.30%
Total deposits, Percent change	87.00%
Total U.S. Bancorp shareholders' equity, Percent change	(2.00%)
Assets	$ 149,529	145,480
Noninterest-bearing deposits	2,486	2,340
Interest checking	44	43
Savings products	742	529
Time deposits	3,519	719
Total deposits	6,791	3,631
Total U.S. Bancorp shareholders' equity	$ 19,006	$ 19,398